Janus Investment Fund

Janus Henderson Global Bond Fund

Supplement dated January 17, 2019

to Currently Effective Prospectuses

Effective immediately, the prospectuses for Janus Henderson Global Bond Fund (the “Fund”) are amended as follows:

1.	Under “Management” in the Fund Summary section of the Fund’s Prospectuses, the following paragraph replaces the corresponding paragraph in its entirety:

Portfolio Managers: Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since May 2011. Andrew Mulliner, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since January 2019.

2.

Under “Investment Personnel – Janus Henderson Global Bond Fund” in the Management of the Funds section of the Fund’s Prospectuses, the following information replaces the corresponding information in its entirety:

Janus Henderson Global Bond Fund

Co-Portfolio Managers Christopher H. Diaz and Andrew Mulliner are responsible for the day-to-day management of the Fund. Mr. Diaz, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Christopher H. Diaz, CFA, is Executive Vice President and Co-Portfolio Manager of Janus Henderson Global Bond Fund, which he has co-managed since May 2011. Mr. Diaz is also Portfolio Manager of other Janus Henderson accounts. He joined Janus Capital in May 2011. Prior to joining Janus Capital, Mr. Diaz was a portfolio manager at Voya Financial from 2000 to May 2011. Mr. Diaz holds a Bachelor’s degree in Finance from the University of South Carolina and a Master of Business Administration degree from Emory University. Mr. Diaz holds the Chartered Financial Analyst designation.

Andrew Mulliner, CFA, is Co-Portfolio Manager of Janus Henderson Global Bond Fund, which he has co-managed since January 2019. Mr. Mulliner is also Portfolio Manager of other Janus Henderson accounts. He joined Henderson Global Investors Limited in 2007 as an investment assistant and later became an assistant portfolio manager. Prior to joining Henderson Global Investors Limited, Mr. Mulliner worked at Old Mutual plc as a junior financial analyst. Mr. Mulliner holds a Bachelor of Science degree in Psychology from the University of Nottingham. Mr. Mulliner holds the Chartered Financial Analyst designation.

Effective immediately, all references to Ryan Myerberg are deleted from the Fund’s Prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Bond Fund

Supplement dated January 17, 2019

to Currently Effective Statement of Additional Information

Effective immediately, the statement of additional information (the “SAI”) for Janus Henderson Global Bond Fund (the “Fund”) is amended as follows:

1.

Under “Janus Henderson Investment Personnel” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table titled “Other Accounts Managed” in alphabetical order:

		Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Andrew Mulliner(9)*	Number of Other Accounts Managed Assets in Other Accounts Managed	None None	8 $760.52M	10(10) $1,880.41M
(9)	Effective January 17, 2019, Co-Portfolio Manager Andrew Mulliner assumed shared responsibility for the day-to-day management of Janus Henderson Global Bond Fund.
(10)	Seven accounts included in the total, consisting of $1,280.31M of the total assets of the category, have performance-based advisory fees.
*	As of December 31, 2018.

2.	Under “Ownership of Securities” in the Trustees and Officers section of the Fund’s SAI, the following information is added to the table in alphabetical order:

Investment Personnel	Dollar Range of Equity Securities in the Fund(s) Managed		Aggregate Dollar Range of Equity Securities in Janus Henderson Funds
Janus Capital
Andrew Mulliner(3)*	Janus Henderson Global Bond Fund	None	None
(3)	Effective January 17, 2019, Co-Portfolio Manager Andrew Mulliner assumed shared responsibility for the day-to-day management of Janus Henderson Global Bond Fund.
*	As of December 31, 2018.

Effective immediately, all references to Ryan Myerberg are deleted from the Fund’s SAI.

Please retain this Supplement with your records.